Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Contributions Charged to Expense

(in thousands)	2016	2015	2014
TSYS Retirement Savings Plan	$21,077	24,169	17,531
TSYS Stock Purchase Plan	1,514	1,378	1,288